Lease Liabilities	6 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
Lease liabilities
13.	Lease liabilities

Company as a lessee

The Company has lease contracts for leasehold premises and plant and machinery. The Company’s obligations under these leases are secured by the lessor’s title to the leased assets. The Company is restricted from assigning and subleasing the leased assets.

The Company also has certain leases with lease terms of 12 months or less and leases with low value. The Company applies the ’short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

Carrying amount of right-of-use assets presented within property, plant and equipment

	Leasehold premises	Plant and machinery	Total	Total
	RM	RM	RM	US$
At July 1, 2024	1,034,989	2,157,262	3,192,251	787,044
Addition	863,305	-	863,305	212,846
Written off	(347,814)	-	(347,814)	(85,753)
Depreciation	(469,835)	(348,516)	(818,351)	(201,763)
At June 30, 2025	1,080,645	1,808,746	2,889,391	712,374
Transfer	-	(1,252,763)	(1,252,763)	(308,866)
Depreciation	(248,670)	(174,258)	(422,928)	(104,272)
At December 31, 2025	831,975	381,725	1,213,700	299,236

Lease liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the unaudited interim condensed consolidated financial statements.

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$
Current	886,595	320,067	78,912
Non-current	695,284	624,665	154,010
	1,581,879	944,732	232,922

Amounts recognized in profit or loss

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Depreciation of right-of-use assets	403,719	422,928	104,272
Interest expense on lease liabilities (Note 16)	62,689	26,282	6,480
Short-term lease expenses (Note 19)	35,046	26,831	6,615
	501,454	476,041	117,367